STATEMENT OF INVESTMENTS
July 31, 2023 (Unaudited)

Description Shares Value ($)
Common Stocks – 97.9%
Australia – 1.8%
CSL Ltd. 920 165,936
China – 1.8%
Ping An Insurance Group Co. of China Ltd., Class H 23,000 165,889
Denmark – 6.1%
CHR Hansen Holding A/S 3,193 241,216
Novo Nordisk A/S, Class B 854 137,625
Orsted A/S
(a)
1,991 173,677
552,518
Finland – 1.0%
Neste OYJ 2,476 91,091
France – 13.5%
Capgemini SE 708 128,327
Cie de Saint-Gobain 2,212 149,526
Hermes International 63 139,680
Legrand SA 2,293 229,729
L'Oreal SA 720 335,024
Sanofi 2,278 243,179
1,225,465
Germany – 7.8%
Infineon Technologies AG 6,313 277,647
RWE AG 2,827 121,628
SAP SE 2,240 306,384
705,659
Hong Kong – 5.3%
AIA Group Ltd. 27,804 275,940
Prudential PLC 15,052 209,107
485,047
India – 2.8%
HDFC Bank Ltd. 12,502 250,986
Indonesia – 2.3%
Bank Rakyat Indonesia (Persero) Tbk PT 549,200 205,768
Ireland – 3.7%
ICON PLC
(b)
741 186,295
Smurfit Kappa Group PLC 3,845 153,067
339,362
Japan – 9.3%
Seven & i Holdings Co. Ltd. 2,100 86,988
Sony Group Corp. 2,900 271,419
Suntory Beverage & Food Ltd. 4,500 160,085

STATEMENT OF INVESTMENTS
(continued)

See Notes to Statement of Investments
Description Shares Value ($)
Common Stocks – 97.9% (continued)
Japan – 9.3% (continued)
Topcon Corp. 12,200 148,057
Toyota Industries Corp. 2,400 173,085
839,634
Netherlands – 8.9%
ASML Holding NV 494 354,246
Universal Music Group NV 7,221 185,229
Wolters Kluwer NV 2,099 263,558
803,033
South Korea – 1.6%
Samsung SDI Co. Ltd. 271 141,384
Spain – 3.4%
Industria de Diseno Textil SA 8,109 310,362
Switzerland – 8.1%
Lonza Group AG 386 223,619
Roche Holding AG 929 288,272
Zurich Insurance Group AG 456 220,039
731,930
Taiwan – 3.2%
Taiwan Semiconductor Manufacturing Co. Ltd. 16,004 287,727
United Kingdom – 17.3%
Ashtead Group PLC 3,781 279,592
AstraZeneca PLC 2,568 368,651
Bunzl PLC 4,479 166,006
Croda International PLC 1,837 138,858
Genus PLC 2,932 92,564
Informa PLC 24,488 238,277
RELX PLC 8,459 283,951
1,567,899
Total Investments (cost $9,011,833) 97.9% 8,869,690
Cash and Receivables (Net) 2.1% 186,770
Net Assets 100.0% 9,056,460
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these securities were valued at $173,677 or 1.92% of net assets.
(b)
Non-income producing security.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and
Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. BNY Mellon Sustainable International Equity
ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The
fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies) generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of July 31, 2023 in valuing the fund’s investments:

Fair Value Measurements
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At July 31, 2023, accumulated net unrealized depreciation on investments was $142,143, consisting of gross appreciation of $608,865 and gross depreciation of $751,008.
At July 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 8,869,690 — — 8,869,690
†
See Statement of Investments for additional detailed categorizations, if any.